Selected Quarterly Financial Data (Unaudited) * (Tables)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data

Quarterly financial data for the years ended March 31, 2010, 2011 and 2012 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2010:
First quarter	¥2,002,212	¥25,164	¥7,560	¥4.17
Second quarter	2,056,655	65,543	54,037	29.78
Third quarter	2,240,740	176,971	134,627	74.19
Fourth quarter	2,279,567	96,097	72,176	39.78

	¥8,579,174	¥363,775	¥268,400	¥147.91

Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

Year ended March 31, 2012:
First quarter	¥1,714,596	¥22,579	¥31,797	¥17.64
Second quarter	1,885,892	52,511	60,429	33.53
Third quarter	1,942,545	44,298	47,662	26.45
Fourth quarter	2,405,062	111,976	71,594	39.72

	¥7,948,095	¥231,364	¥211,482	¥117.34